Accounting Policies	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Accounting policies	ACCOUNTING POLICIES
Basis of accounting

These unaudited consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). These unaudited consolidated financial statements do not include all of the disclosures required under U.S. GAAP in annual consolidated financial statements, and should be read in conjunction with our audited consolidated annual financial statements for the year ended December 31, 2022, which are included in our annual report on Form 20-F for the fiscal year ended December 31, 2022, filed with the U.S. Securities and Exchange Commission on March 31, 2023.

Significant accounting policies

The accounting policies adopted in the preparation of these unaudited consolidated financial statements for the six months ended June 30, 2023 are consistent with those followed in the preparation of our audited consolidated financial statements for the year ended December 31, 2022, except for those discussed below and disclosed in note 3.

Contingencies

We may, from time to time, be involved in various legal proceedings, claims, lawsuits and complaints that arise in the ordinary course of business. We will recognize a contingent liability in our financial statements if the contingency has occurred at the date of the financial statements and where we believe that the likelihood of loss was probable and the amount can be reasonably estimated. If we determine that the reasonable estimate of the loss is a range and there is no best estimate within the range, we will provide the lower amount within the range. A contingent gain is only recognized when the amount is considered realized or realizable. Legal costs are expensed as incurred.

Use of estimates

The preparation of financial statements requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of material contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In assessing the recoverability of our vessels’ carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual values, charter rates, vessel operating expenses and drydocking requirements.
In relation to the oil derivative instrument (note 21), fair value is determined using the estimated discounted cash flows of the additional payments due to us as a result of oil prices moving above a contractual oil price floor over the term of the FLNG Hilli Liquefaction Tolling Agreement (“LTA”) with Perenco Cameroon S.A. and Société Nationale des Hydrocarbures (together, the “Customer”). The fair value of the gas derivative is determined using the estimated discounted cash flows of the additional payments due to us as a result of forecasted natural gas prices and forecasted Euro/U.S. Dollar exchange rates. Significant inputs used in the valuation of the oil and gas derivative instruments include an appropriate discount rate and the length of time necessary to blend the long-term and short-term oil and gas prices obtained from quoted prices in active markets. The changes in fair value of our oil and gas derivative instruments are recognized in each period within “Realized and unrealized (loss)/gains on oil and gas derivative instruments” in the unaudited consolidated statement of operations (note 7).

Accrued overproduction revenue/(accrued underutilization adjustment) pursuant to the LTA is variable consideration that is estimated at each reporting date based upon certain estimates and assumptions. Our estimation of variable consideration includes an assessment of probability of producing the contracted capacity per given contract year, which considers an assessment of our expected operational performance (such as expected scheduled and unscheduled maintenance) and the expected operational performance of the Customer (such as delays in receipt of feedgas and offtake scheduling issues), application of the expected value method, determining if the estimated amount of variable consideration should be constrained and by what amount and our estimate of the expected tolling fee for the given contract year. The changes in our estimates of this variable consideration are recognized in “Liquefaction services revenue” and “Other operating income” (note 5) and “Underutilization liability” (note 19).